Condensed Consolidated Statements of Operations and Comprehensive Loss (unaudited) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Loss on disposal of discontinued operations	$ 1,799	$ 0